Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

13.    LOSS PER SHARE

In accordance with the provisions of ASC 260, Earnings Per Share, net loss per share is computed by dividing net loss by the weighted-average shares of common stock outstanding during the period. The results of operations were net losses for the year ended December 31, 2022 and 2021. The following table sets forth the computation of basic and diluted earnings per share attributable to common stockholders for the year ended December 31, 2022 and 2021:

	(in thousands, except shares and per-share information)
	Years ended December 31,
	2022	2021
Basic and diluted loss per share:

Net loss attributable to FaZe Holdings Inc., basic and diluted	$(168,534)	$(36,866)
Weighted-average common shares outstanding, basic and diluted	39,872,308	19,187,873
Net loss per share, basic and diluted	$(4.23)	$(1.92)

During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock, and convertible debt are not considered in the diluted loss per share calculation since the effect would be antidilutive. The Company did not have any participating securities in the periods presented. The Company had

1,680,774 fully vested warrants in which common shares were issuable for little to no consideration outstanding as of the Closing Date and for the year ended December 31, 2021. These warrants were exercised during the Business Combination. The Company considered these warrants outstanding in the context of basic loss per share and included these warrants in the weighted-average shares of common stock outstanding for the period until converted.

The Company had antidilutive shares for the year ended December 31, 2022 and 2021. The following securities were not included in the computation of diluted shares outstanding for the year ended December 31, 2022, and 2021 because the effect would be antidilutive:

	As of December 31, 2022	As of December 31, 2021
Convertible preferred stock	—	7,209,555
Public Warrants	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333
Seller Earn-out	5,312,098	—
Sponsor Earn-out Shares	2,156,250	—
Legacy FaZe preferred warrant	—	651,951
Unvested restricted stock award	1,649,962	49,426
Stock options	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	33,905,297	33,746,546